Vessels, net (Tables)	6 Months Ended
Jun. 30, 2018
Vessels, net [Abstract]
Vessels, net - Consolidated statement of financial position
	Vessels cost	Vessels depreciation	Dry docking costs	Depreciation of dry docking costs	Net Book Value
Balance at January 1, 2018	179,401	(92,702)	4,830	(4,209)	87,320
Additions	26	-	1,005	-	1,031
Depreciation & Amortization	-	(2,270)	-	(494)	(2,764)
Balance at June 30, 2018	179,427	(94,972)	5,835	(4,703)	85,587